Income Taxes - Schedule of the Components of Loss Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States	$ (184,183)	$ (114,010)
International	(6,678)	(123)
Loss before income taxes	$ (190,861)	$ (114,133)